Schedule of aging profile of financial liabilities (Details) - Liquidity risk [member] R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 31,067
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,888
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,101
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	10,078
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	13,463
Not later than one month [member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,016
Not later than one month [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,369
Not later than one month [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	10,078
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	13,327
Later than one year and not later than five years [member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,285
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	4,042
Later than one year and not later than five years [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	4,277
Later than five years [member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	587
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,690
Later than five years [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow